Schedule of actuarial assumptions and demographic data (Details) - Number	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
F A F [Member]
IfrsStatementLineItems [Line Items]
Discount rate	8.76%	7.49%
Actuarial assumption of expected rates of inflation	3.25%	3.25%
Actuarial assumption of expected rates of salary increases	4.34%	3.49%
Number of active participants	6,054	6,495
Number of beneficiary participants assisted	7,565	7,206
F A F [Member] | Schedule of mortality [Member]
IfrsStatementLineItems [Line Items]
Schedule of mortality & disabled mortality	AT-2000 smoothed by 10%	AT-2000 smoothed by 10%
F A F [Member] | Schedule of disabled mortality [Member]
IfrsStatementLineItems [Line Items]
Schedule of mortality & disabled mortality	CSO-58	RRB-1983
Plan I I [Member]
IfrsStatementLineItems [Line Items]
Discount rate	8.68%	7.25%
Actuarial assumption of expected rates of inflation	3.25%	3.25%
Number of beneficiary participants assisted	52	51
Plan I I [Member] | Schedule of mortality [Member]
IfrsStatementLineItems [Line Items]
Schedule of mortality & disabled mortality	AT-2000 smoothed by 10%	AT-2000 smoothed by 10%
Plan I I [Member] | Schedule of disabled mortality [Member]
IfrsStatementLineItems [Line Items]
Schedule of mortality & disabled mortality	CSO-58	RRB-1983